VESSELS AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Summary roll forward of vessels and equipment
Movements in the nine months ended September 30, 2012 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Carrying Value
Balance at December 31, 2011	459,312	(147,020)	312,292
Purchases	651	—
Disposals	(51,960)	40,290
Other movements	(92)	170
Depreciation	—	(13,907)
Balance at September 30, 2012	407,911	(120,467)	287,444